Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories
Bunkers	$ 21,007,217	$ 21,986,056
Lubricants	3,049,006	2,979,904
Provisions	285,442	351,307
Urea		36,750
Total	$ 24,341,665	$ 25,354,017